Nov. 21, 2016
Buffalo Growth Fund
Buffalo Growth Fund
Buffalo Funds Supplement dated November 21, 2016 to the Prospectus dated July 29, 2016
Effective December 1, 2016, the Board of Trustees (the “Board”) of Buffalo Funds has approved the elimination of the 2% redemption fee on shares of the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund and Buffalo Mid Cap Fund that are redeemed within 60 days of purchase.  The Board has also approved the elimination of the 2% redemption fee on shares of the Buffalo Emerging Opportunities Fund, Buffalo High Yield Fund and Buffalo Small Cap Fund that are redeemed within 180 days of purchase.

Accordingly, all references to the redemption fee in the Buffalo Funds’ Prospectus are hereby removed effective as of December 1, 2016.

Please retain this supplement with your Prospectus.